Accounts Receivable and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables

As at	March 31,
	2026	2025
	$	$
Trade accounts receivable	72,594	95,093
Other receivables (a)	3,895	177
	76,489	95,270

(a) Other receivables include a note receivable for various working capital adjustments of $3,277,000 from Medivra Holdings LLC (note 4).